Note 14 - Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
As at July 1	$ 18,269	$ 25,794	$ 21,919
Reclassification to held for sale assets	0	(5,289)	0
Goodwill on acquisition of Tembo	0	0	1,698
Foreign exchange	(572)	(2,236)	2,177
Carrying value	$ 17,697	$ 18,269	$ 25,794